Other equity - Summary of Debenture Redemption Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	₨ 118,400		₨ 126,373	₨ 64,745
Ending balance	121,697	$ 1,460	118,400	126,373
Debentures Redemption Reserve
Disclosure Of Detailed Information About Debentures Redemption Reserve Of Equity [Line Items]
Beginning balance	1,200		1,256	1,602
Debenture redemption reserve created during the year				5
Recognition of non-controlling interests pursuant to the Transaction				(188)
Allocation of other equity to non controlling interest	0
Allocation to non-controlling interest			50	(23)
Debenture redemption reserve transferred to retained earnings /(losses) during the year	(5)		(106)	(140)
Ending balance	₨ 1,195	$ 14	₨ 1,200	₨ 1,256